Summary of significant accounting policies - Contract balance (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Contract assets	$ 35,104,329	$ 28,708,229
Customer deposits (note 14)	$ 1,162,430,468	$ 952,939,384